Equity-accounted Investments (Tables)	12 Months Ended
Dec. 31, 2019
Schedule of Equity Method Investments [Line Items]
Condensed Summary of Company's Financial Information for Joint Venture
A condensed summary of the Company’s financial information for equity-accounted investments (20% to 52%-owned) shown on a 100% basis (excluding the impact from purchase price adjustments arising from the acquisition of Joint Ventures) are as follows:

	As at December 31,
	2019 $	2018 $
Cash and restricted cash	379,085	568,843
Other assets – current	148,663	412,388
Vessels and equipment, including vessels related to finance leases and advances on newbuilding contracts	3,123,377	6,615,077
Net investment in direct financing leases	4,469,861	3,000,927
Other assets – non-current	169,925	1,957,271
Current portion of long-term debt and obligations related to finance leases	563,776	1,106,812
Other liabilities – current	189,165	563,862
Long-term debt and obligations related to finance leases	5,156,307	6,882,426
Other liabilities – non-current	243,301	478,311

	Year Ended December 31,
	2019 $	2018 $	2017 $
Revenues	1,115,537	2,052,084	980,078
Income from vessel operations	489,096	406,125	258,006
Realized and unrealized (loss) gain on non-designated derivative instruments	(72,305)	21,664	(17,438)
Net income (loss)	145,924	(3,747)	38,646
A condensed summary of the Company’s investments in equity-accounted investments by segment, which includes loans and net advances to equity-accounted investments, is as follows (in thousands of U.S. dollars, except percentages):

		As at December 31,
Equity-accounted Investments (1)	Ownership Percentage	2019 $	2018 $
Teekay LNG – Liquefied Gas
Bahrain LNG Joint Venture	30%	64,017	81,709
Yamal LNG Joint Venture	50%	264,088	210,290
Pan Union Joint Venture	20%-30%	75,403	71,040
Exmar LNG Joint Venture	50%	32,717	32,419
Exmar LPG Joint Venture	50%	149,024	151,186
MALT Joint Venture	52%	344,571	342,280
Angola Joint Venture	33%	84,474	79,606
RasGas3 Joint Venture	40%	120,917	132,256
Teekay Tankers – Conventional Tankers
Wah Kwong Joint Venture	50%	28,111	25,766
Teekay Parent – Other
Altera (2) (note 4)	14%	—	157,924
TOO GP (2) (note 4)	49%	—	3,968
		1,163,322	1,288,444

(1)
Investments in equity-accounted investments is presented in current portion of loans to equity-accounted investments, investments in and loans to equity-accounted investments and loans from equity-accounted investments in the Company’s consolidated balance sheets.